Income Taxes - Tax Effects of Temporary Differences of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Components Of Deferred Tax Assets And Liabilities [Abstract]
Allowance for loan losses	$ 1,887	$ 1,470
Net operating loss carryforward	470	598
Capital loss carryforward	35	35
Unrealized loss on securities available-for-sale	750
Other	37	109
Deferred tax assets, Gross	3,179	2,212
Valuation allowance on deferred tax assets	(35)	(35)
Deferred tax assets	3,144	2,177
Premises and equipment	(443)	(399)
Federal Home Loan Bank stock dividends	(736)	(736)
Deferred loan fees	(226)	(173)
Unrealized gain on securities available-for-sale		(960)
Prepaid expenses	(120)	(120)
Other	(462)	(265)
Deferred tax liabilities	(1,987)	(2,653)
Net deferred tax asset (liability)	$ 1,157	$ (476)